Related party transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares American_Depositary_Shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 AUD ($) shares	Dec. 31, 2016 £ / shares	Dec. 31, 2016 AUD ($) shares American_Depositary_Shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 £ / shares
Disclosure of transactions between related parties [line items]
Borrowings	$ 108,800,000	$ 121,000,000					$ 131,600,000
Par value per share (in GBP per share) | £ / shares			£ 0.50		£ 0.5			£ 0.5
Number of shares outstanding | shares	25,929,312			25,929,312
Number of American Depositary Shares outstanding | American_Depositary_Shares		25,180,726				25,180,726
Sub161 Pty Limited
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired							26.40%
Ordinary shares
Disclosure of transactions between related parties [line items]
Par value per share (in GBP per share) | £ / shares			£ 0.50		£ 0.50
Luxfer Uttam India Private Limited | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Investment ownership percentage	51.00%
Sales to related party	$ 1,900,000	$ 1,700,000
Amounts receivable, related party transactions	2,300,000	900,000
Net accounts receivable, related party transactions	$ 900,000	900,000
Nikkei-MEL Co. Limited | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Investment ownership percentage	50.00%
Sales to related party	$ 1,200,000	800,000
Luxfer Holdings NA, LLC | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Investment ownership percentage	49.00%
Sales to related party	$ 5,000,000	3,900,000
Debt investment provided (repayment from investment received), related party transactions	900,000	(1,000,000)
Debt investment provided to related party	$ 10,000,000
Borrowings, interest rate	8.00%			8.00%
Luxfer Holdings NA, LLC | Joint ventures where entity is venturer | Amount from trade debt
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 900,000	1,000,000
Luxfer Holdings NA, LLC | Joint ventures where entity is venturer | Amount from debt investment
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	4,700,000	3,800,000
Sub161 Pty Limited | Associates
Disclosure of transactions between related parties [line items]
Sales to related party	$ 0	$ 100,000
Amounts receivable, related party transactions				$ 0.0		$ 0.1
Sub161 Pty Limited | Associates | Secured loan note
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	6.00%			6.00%
Sub161 Pty Limited | Associates | Secured loan note | Gross carrying amount
Disclosure of transactions between related parties [line items]
Borrowings	$ 0
Sub161 Pty Limited | Associates | Secured loan note | Unamortized finance costs
Disclosure of transactions between related parties [line items]
Borrowings	$ 500,000
Directors and key management | Ordinary shares
Disclosure of transactions between related parties [line items]
Number of shares outstanding | shares	170,297	1,062,672		170,297		1,062,672
Number of shares award held over | shares	316,797	476,839		316,797		476,839
Stone Canyon Industries LLC
Disclosure of transactions between related parties [line items]
Number of American Depositary Shares outstanding | shares		570,000				570,000
Stone Canyon Industries LLC | Ordinary shares
Disclosure of transactions between related parties [line items]
Number of shares outstanding | shares	570,000			570,000
FTI Consulting [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 100,000	$ 0
Cherokee Properties Inc.
Disclosure of transactions between related parties [line items]
Leases as lessee, related party transactions	$ 1,000,000	$ 1,000,000